Expense Example {- Fidelity® Tax-Free Bond Fund} - 01.31 Fidelity Tax-Free Bond Fund PRO-10 - Fidelity® Tax-Free Bond Fund - Fidelity Tax-Free Bond Fund-Default	Apr. 01, 2022 USD ($)
Expense Example:
1 year	$ 26
3 years	119
5 years	229
10 years	$ 552